Post-Employment Obligations - Schedule of Consolidated Actuarial Information (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	R$ 5,417	R$ 5,693	R$ 6,205	R$ 6,843
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	9,882	9,198	9,378	10,420
Health plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	3,007	3,314	3,469	3,319
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	53	61	R$ 66	R$ 64
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	15,276	14,778
Fair value of plan assets	(9,882)	(9,198)
Net liabilities in the statement of financial position	5,417	5,692
Actuarial assumption of expected rates of pension increases [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	5,394	5,580
Actuarial assumption of expected rates of pension increases [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	23	112
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	12,216	11,404
Fair value of plan assets	(9,882)	(9,198)
Net liabilities in the statement of financial position	2,357	2,318
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	2,334	2,206
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	23	112
Actuarial assumption of expected rates of pension increases [member] | Health plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	3,007	3,314
Net liabilities in the statement of financial position	3,007	3,314
Actuarial assumption of expected rates of pension increases [member] | Health plan [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	3,007	3,314
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	53	60
Net liabilities in the statement of financial position	53	60
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	R$ 53	R$ 60